Net finance expenses (Tables)	6 Months Ended
Jun. 30, 2025
Analysis of income and expense [abstract]
Disclosure of finance income and costs recognized in profit or loss explanatory

For the six month period ended

(in thousands of USD)	June 30, 2025	June 30, 2024

Interest income	6,866	13,292
Foreign exchange gains	18,841	10,124
Finance income	25,707	23,416

Interest expense on financial liabilities measured at amortized cost	(159,839)	(53,869)
Interest leasing	(2,515)	(198)
Fair value adjustment on interest rate swaps	(420)	—
Other financial charges	(4,297)	(5,111)
Foreign exchange losses	(41,076)	(10,218)
Finance expense	(208,147)	(69,396)

Net finance expenses	(182,440)	(45,980)